Subsequent events	3 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent events

18.	Subsequent events

The Group has evaluated subsequent events through the date of issuance of the consolidated financial statements, and did not identify any other subsequent events with material financial impact on the Group’s consolidated financial statements.